UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Bond Index Portfolio

Annual Report

December 31, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Portfolio.  Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Management Discussion
Stabilization of the financial system, the domestic economy and the capital markets were the themes of 2009.  Massive central bank stimulus, fiscal policy initiatives and other aggressive and creative policy actions that were implemented worldwide effectively forestalled a global financial crisis of unparalleled proportions.  Relieving the disruptions in credit markets and restoring the flow of credit to households and businesses has been a critical focus of global central banks to support the gradual resumption of sustainable economic growth.

Fixed income performance across spread sectors was solid in 2009.  The government support programs, via liquidity facilities, bank capital infusions, quantitative and credit easing measures, ultimately provided a floor/ceiling to prices/spreads and supported risk taking. The flight to quality trade into the government sector that dominated in 2008, was reversed in 2009, with the impact reflected in lagging performance from government debt sectors relative to credit sectors. Downgrade-based and forced liquidations slowed through the year, and portfolio management refocused on relative value and fundamental analysis by the end of 2009.  However, central bank policy-driven portfolio strategies were key to strong performance for most of the year; in other words, being correct on fundamental sector and security analyses was less relevant to performance than participating in sectors targeted for support via Fed programs.

Those asset classes that generated the worst negative returns in 2008 were the best performing classes in 2009, with asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”) leading the way. Within ABS, the subprime home equity loan sector, which experienced the brunt of the credit crisis, and the worst price and total return performance in 2008, was dropped from the Barclays Capital Aggregate Bond Index.  Spread tightening of all ABS products led to total return performance of 25% for the sector.  CMBS returned 29%. The corporate sector generated 19% of total return, with Utilities outperforming Financials and Industrials.  Within Utilities, gas pipelines were the best performers, returning 33%; within Financials, REITs returned 54%, followed by insurance companies which overall returned 29%; life insurance companies were the best performers in the insurance space, returning 34%.  Within the Industrial bucket, basic industries (chemicals, metals and mining, paper) outperformed, returning 30%. Corporate sector returns were differentiated by quality with lower-rated credits significantly outperforming along the quality spectrum.  As risk taking reemerged, the lower quality buckets that were hurt most severely as a result of panic driven distressed pricing in 2008 recovered and outperformed higher quality issuers.  Within the broad investment grade corporate universe, the range between AAA-rated and BBB-rated total return performance was about 3100 basis points, or 31% in favor of the BBB-rated group of corporate issuers.  In 2008, this range was about 1500 basis points, or 15%, with the AAA-rated group of corporate issuers outperforming the BBB-rated bucket.

Performance of U.S. government sectors in general, including U.S. Treasuries and U.S. Agencies, lagged all other asset classes in 2009, returning -2.2%. Long duration in general underperformed as the yield curve steepened.  Agency mortgage-backed securities (“MBS”) performance though positive (5.9%), lagged all other spread sectors, even with the buy program implemented by the Federal Reserve Board that effectively absorbed MBS supply.  The MBS sector received significant inflows in the flight to quality trade which caused spreads to tighten in 2008.  Relative to other asset classes then, MBS in general had less room for spreads to tighten in 2009.

The Portfolio outperformed its benchmark index in 2009.  While the performance objective of this Portfolio is to track the return of the Barclays Capital Aggregate Bond Index, precise replication of the index is not possible.  Consequently, specific issuer and issue selections within each sector category will impact performance.   The Portfolio’s asset class and sector allocations, as well as duration targets, were maintained within reasonable ranges.

The Portfolio’s performance has been turned around as a result of a manager change implemented five years ago.  The Portfolio performance is comparable to the Index over a ten-year period, and since inception in 1992, tracking error is now minimal. Five consecutive years of solid performance relative to the Index reflect implementation of a disciplined process to management of the Portfolio.  Price performance, coupon income, and strong net participant inflows increased the Portfolio from $275.0 million in 2008 to $354.6 million in 2009. Despite this growth, the size of the Portfolio remains a barrier to replication which may cause negative tracking error relative to the Index. As of December 31, 2009, the Portfolio had 385 securities with a market value of roughly $355 million, compared to the Barclays Capital Aggregate Bond Index, which had 8,413 securities with a market value of $13.6 trillion.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Barclays Capital Aggregate Bond Index
	10,000.00	10,000.00
2000	11,128.00	11,163.00
2001	11,964.83	12,105.16
2002	13,124.22	13,347.15
2003	13,528.44	13,894.38
2004	13,972.18	14,497.26
2005	14,265.59	14,849.39
2006	14,809.11	15,492.37
2007	15,807.24	16,572.19
2008	16,818.91	17,440.57
2009	17,856.64	18,474.80

Average Annual Total Returns for the Periods Ended December 31, 2009

One Year	Five Years	Ten Years
6.18%	5.03%	5.97%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Moody’s Rating as of December 31, 2009

Moody’s Rating	% of Portfolio Investments
AAA	73.82%
AA	4.20%
A	8.75%
BAA	11.96%
B	0.21%
Withdrawn Rating	0.19%
Not Rated	0.56%
Short Term Investments	0.31%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)

Actual	$ 1,000.00	$ 1,039.45	$ 2.57

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,022.68	$ 2.55

*Expenses are equal to the Portfolio's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable.  If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.
Financial Reports for the Year Ended December 31, 2009

Maxim Bond Index Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Bond Index Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2009, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Bond Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
February 25, 2010

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

ASSETS:
Investments in securities, market value (including $1,061,722 of securities on loan) (1)	$348,119,073
Cash	4,603,931
Interest receivable	3,093,844
Subscriptions receivable	2,094,154

Total assets	357,911,002

LIABILITIES:
Due to investment adviser	150,093
Payable upon return of securities loaned	1,083,750
Redemptions payable	1,075,054

Total liabilities	2,308,897

NET ASSETS	$355,602,105

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,714,286
Additional paid-in capital	342,778,514
Net unrealized appreciation on investments	9,096,995
Accumulated net realized gain on investments	1,012,310

NET ASSETS	$355,602,105

NET ASSET VALUE PER OUTSTANDING SHARE	$13.10
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	105,000,000
Outstanding	27,142,860

(1) Cost of investments in securities	$339,022,078

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

INVESTMENT INCOME:
Interest	$14,494,105
Income from securities lending	3,745

Total income	14,497,850

EXPENSES:
Management fees	1,519,929

NET INVESTMENT INCOME	12,977,921

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,007,345
Change in net unrealized appreciation on investments	3,168,792

Net realized and unrealized gain on investments	5,176,137

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,154,058

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$12,977,921	$12,708,406
Net realized gain on investments	2,007,345	1,396,128
Change in net unrealized appreciation on investments	3,168,792	2,242,458

Net increase in net assets resulting from operations	18,154,058	16,346,992

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,643,134)	(12,593,071)
From net realized gains	(2,799,867)

Total distributions	(15,443,001)	(12,593,071)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	203,110,619	170,926,305
Reinvestment of distributions	15,443,001	12,593,071
Redemptions of shares	(140,216,520)	(173,527,448)

Net increase in net assets resulting from share transactions	78,337,100	9,991,928

Total increase in net assets	81,048,157	13,745,849

NET ASSETS:
Beginning of period	274,553,948	260,808,099

End of period	$355,602,105	$274,553,948

OTHER INFORMATION:

SHARES:
Sold	15,460,126	13,363,441
Issued in reinvestment of distributions	1,182,017	991,716
Redeemed	(10,690,028)	(13,615,175)

Net increase	5,952,115	739,982

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$12.96	$12.75	$12.47	$12.54	$12.83

Income from Investment Operations

Net investment income	0.54	0.58	0.54	0.53	0.49
Net realized and unrealized gain (loss)	0.25	0.21	0.28	(0.07)	(0.23)

Total Income From Investment Operations	0.79	0.79	0.82	0.46	0.26

Less Distributions

From net investment income	(0.54)	(0.58)	(0.54)	(0.53)	(0.50)
From net realized gains	(0.11)				(0.05)

Total Distributions	(0.65)	(0.58)	(0.54)	(0.53)	(0.55)

Net Asset Value, End of Period	$13.10	$12.96	$12.75	$12.47	$12.54

Total Return ±	6.18%	6.40%	6.74%	3.81%	2.10%

Net Assets, End of Period ($000)	$355,602	$274,554	$260,808	$154,852	$143,458

Ratio of Expenses to Average Net Assets	0.50%	0.50%	0.50%	0.50%	0.50%

Ratio of Net Investment Income to
Average Net Assets	4.27%	4.60%	4.65%	4.39%	4.09%

Portfolio Turnover Rate	34.23%	31.42%	21.07%	30.49%	24.39%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of fifty-four portfolios.  Interests in the Maxim Bond Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.  The Portfolio is also available as an investment option for asset allocation portfolios that are a series of the Fund and college saving programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.  The prices of the majority of Level 3 securities were obtained from single broker quotes.

As of December 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Bonds
Commercial mortgage-backed	$-	$13,521,037	$-	$13,521,037
Corporate	-	87,040,807	522,005	87,562,812
Foreign government	-	2,946,396	-	2,946,396
Residential mortgage-backed	-	121,092,984	-	121,092,984
U.S. government	-	118,108,534	-	118,108,534
Other debt	-	3,803,560	-	3,803,560
Short-term investments	1,083,750	-	-	1,083,750
Total	$1,083,750	$346,513,318	$522,005	$348,119,073

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2009:

Description	Bonds
Beginning Balance, December 31, 2008	$532,000
Total realized gain (or losses)^	42,203
Total unrealized gain (or losses)	-
Purchases, sales and corporate actions	(52,198)
Transfers into (out of) Level 3	-
Ending Balance, December 31, 2009	$522,005

^Included in Net realized gain on investments on the Statement of Operations.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2009 were $7,480,704, $7,702,683 and 2.17%, respectively.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2006 through December 31, 2009.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board (the FASB) issued Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162 (SFAS No. 168).  SFAS No. 168 establishes the FASB Accounting Standards CodificationTM (the ASC) as the single source of authoritative accounting principles recognized by the FASB to be applied in the preparation of financial statements in conformity with generally accepted accounting principles in the United States (GAAP) applied by nongovernmental entities.  All previously issued GAAP authoritative pronouncements are superseded and replaced by the ASC and are considered non-authoritative. The ASC also established that rules and interpretative releases of the Securities and Exchange Commission (the SEC) under authority of federal securities laws are also sources of GAAP for SEC registrants.  SFAS No. 168 and the ASC are effective for interim or annual financial periods ending after September 15, 2009.  The Portfolio adopted SFAS No. 168 and the ASC for its fiscal quarter ended September 30, 2009.

In April 2009, the FASB issued Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for an Asset or Liability Have Significantly Decreased and Identifying Transactions That are Not Orderly (FSP No. FAS 157-4).  Effective July 1, 2009, FSP No. FAS 157-4 was superseded and replaced by certain provisions of ASC topic 820.  These provisions of ASC topic 820 relate to determining fair values when there is no active market or where the price inputs being used represent distressed sales.  These provisions of ASC topic 820 reaffirm the need to use judgment to ascertain if a formerly active market has become inactive and in determining fair values when markets have become inactive.  These provisions of ASC topic 820 apply to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements.  The provisions of ASC topic 820 that relate to the determination of fair value when the volume and level of activity for an asset or liability have significantly decreased and identifying transactions that are not orderly, is effective for interim and annual periods ending after June 15, 2009.  The Portfolio adopted these provisions of ASC topic 820 relating to these considerations for the semi-annual period ended June 30, 2009.  The adoption had no impact on the financial statements.

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (SFAS No. 165).  Effective July 1, 2009, SFAS No.165 was superseded and replaced by certain provisions of ASC topic 855, Subsequent Events (ASC topic 855).  These provisions of ASC topic 855 require companies to establish principles and requirements for subsequent events.  Specifically, these provisions of ASC topic 855 require the disclosure of the period after the financial statements date through which management has evaluated events and transactions that may occur for potential recognition or disclosure in a company’s financial statements.  In addition, these provisions of ASC topic 855 provide the circumstances under which the disclosures are required of an entity regarding events and circumstances that have occurred after the date of the financial statements but before the date of issuance.  These provisions of ASC topic 855 are effective for interim or annual financial periods ending after June 15, 2009.  The Portfolio adopted these provisions of ASC topic 855 for the semi-annual period ended June 30, 2009.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $199,400 for the year ended December 31, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $44,491,684 and $17,849,551, respectively.  For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $128,827,399 and $85,198,235, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2009, the U.S. Federal income tax cost basis was $338,484,530.  The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $12,396,598 and gross depreciation of securities in which there was an excess of tax cost over value of $2,762,055 resulting in net appreciation of $9,634,543.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral is invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned.  The security is also included in the Schedule of Investments.  As of December 31, 2009 the Portfolio had securities on loan valued at $1,061,722 and received collateral of $1,083,750 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.         DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2009 and 2008 were as follows:

	2009		2008
Distributions paid from:
Ordinary income	$12,969,617	$4	12,593,071
Long-term capital gain	2,473,384		-
	$15,443,001		$12,593,071

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$474,762
Undistributed capital gains	-
Net accumulated earnings	474,762

Net unrealized appreciation on investments	9,634,543
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$10,109,305

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  For the year ended December 31, 2009 the Portfolio reclassified permanent book and tax differences of $334,787 from undistributed net investment income to accumulated net realized gain on investments.  This adjustment has no impact on net assets or the results of operations.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of February 25, 2010, of the financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2009

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 0.15%
500,000	ITT Corp	523,927
	4.90% May 1, 2014
		$523,927

Agency --- 8.54%
400,000	Fannie Mae	441,935
	5.25% September 15, 2016
900,000	Fannie Mae	975,699
	4.75% February 21, 2013
2,700,000	Fannie Mae	2,932,743
	5.00% May 11, 2017
2,000,000	Fannie Mae	2,137,506
	5.00% October 15, 2011
750,000	Fannie Mae	748,529
	2.50% May 15, 2014
3,000,000	Fannie Mae	3,250,857
	4.63% October 15, 2013
1,250,000	Fannie Mae	1,329,049
	3.88% July 12, 2013
1,100,000	Federal Home Loan Bank †	1,163,340
	3.88% June 14, 2013
2,000,000	Federal Home Loan Bank	2,019,122
	1.63% July 27, 2011
500,000	Federal Home Loan Bank	540,859
	5.00% November 17, 2017
300,000	Federal Home Loan Bank	333,273
	5.25% June 18, 2014
500,000	Federal Home Loan Bank	552,739
	5.38% May 18, 2016
450,000	Freddie Mac	484,671
	4.63% October 25, 2012
800,000	Freddie Mac	852,608
	4.13% September 27, 2013
1,500,000	Freddie Mac	1,520,265
	3.00% July 28, 2014
500,000	Freddie Mac	490,210
	3.75% March 27, 2019
2,000,000	Freddie Mac	2,018,204
	1.50% January 7, 2011
450,000	Freddie Mac	522,468
	6.25% July 15, 2032
3,400,000	Freddie Mac	3,545,360
	4.75% January 18, 2011
300,000	Freddie Mac	324,282
	4.50% January 15, 2014
1,900,000	Freddie Mac	2,040,258
	5.50% September 15, 2011
500,000	Freddie Mac	559,078
	5.50% July 18, 2016
500,000	Freddie Mac	550,018
	5.25% April 18, 2016
300,000	Freddie Mac	365,337
	6.75% March 15, 2031
500,000	Resolution Funding Corp	678,149
	9.38% October 15, 2020
		$30,376,559

Agency - Pass Through --- 34.05%
665,124	Fannie Mae	707,734
	6.00% April 1, 2036
2,768,568	Fannie Mae	2,904,614
	5.50% April 1, 2036
259,370	Fannie Mae	277,560
	6.00% May 1, 2021
935,879	Fannie Mae	983,648
	5.50% February 1, 2035
2,157,414	Fannie Mae	2,266,184
	5.50% November 1, 2035
1,540,684	Fannie Mae	1,587,467
	5.00% September 1, 2033
782,798	Fannie Mae	831,479
	6.00% July 1, 2036
431,212	Fannie Mae	440,691
	4.00% April 1, 2019
698,732	Fannie Mae	702,080
	4.50% December 1, 2034
839,053	Fannie Mae	894,902
	6.00% February 1, 2035
3,062,552	Fannie Mae	3,247,886
	5.50% March 1, 2034
1,971,527	Fannie Mae	2,031,392
	5.00% December 1, 2033
809,315	Fannie Mae	850,624
	5.50% January 1, 2034
842,844	Fannie Mae	868,436
	5.00% July 1, 2033
18,446	Fannie Mae	18,829
	7.00% May 1, 2011
936,298	Fannie Mae	972,711
	5.00% January 1, 2024
2,557,878	Fannie Mae	2,682,442
	5.50% November 1, 2036
361,731	Fannie Mae	387,730
	6.00% January 1, 2029
633	Fannie Mae	637
	8.00% June 1, 2012
2,447	Fannie Mae	2,463
	8.00% December 1, 2012
79,173	Fannie Mae	89,951
	8.00% November 1, 2022
603,990	Fannie Mae	660,866
	6.50% August 1, 2032
196,190	Fannie Mae	206,776
	5.00% June 1, 2018
456,277	Fannie Mae	483,651
	5.50% May 1, 2033
63,891	Fannie Mae	68,562
	6.50% December 1, 2013
274,145	Fannie Mae	305,556
	7.00% July 1, 2032
232,920	Fannie Mae	251,557
	6.00% July 1, 2017
3,632,418	Fannie Mae	3,737,002
	5.00% September 1, 2035
367,815	Fannie Mae ‡	388,731
	5.43% August 1, 2037
828,485	Fannie Mae	868,183
	5.50% November 1, 2038
910,065	Fannie Mae	934,855
	5.00% March 1, 2039
220,570	Fannie Mae	235,969
	6.00% December 1, 2021
749,349	Fannie Mae	769,878
	5.00% May 1, 2037
1,274,376	Fannie Mae	1,351,834
	6.00% August 1, 2037
1,974,588	Fannie Mae	1,988,995
	4.00% July 1, 2024
2,491,911	Fannie Mae	2,489,835
	4.50% October 1, 2039
500,000	Fannie Mae ‡	507,918
	3.64% December 1, 2039
354,609	Fannie Mae	387,259
	6.50% June 1, 2032
1,457,781	Fannie Mae	1,456,566
	4.50% April 1, 2039
2,969,744	Fannie Mae	2,967,269
	4.50% August 1, 2039
1,927,497	Fannie Mae	2,019,555
	5.50% August 1, 2039
526,117	Fannie Mae	564,590
	6.50% August 1, 2036
700,230	Fannie Mae	745,089
	6.00% October 1, 2035
736,982	Fannie Mae	774,138
	5.50% December 1, 2035
457,921	Fannie Mae	489,468
	6.00% December 1, 2035
346,236	Fannie Mae	368,417
	6.00% November 1, 2035
345,751	Fannie Mae	355,493
	5.00% October 1, 2035
220,482	Fannie Mae	231,740
	5.00% October 1, 2020
581,880	Fannie Mae	598,276
	5.00% July 1, 2035
732,550	Fannie Mae	777,076
	6.00% March 1, 2038
1,022,688	Fannie Mae	1,053,742
	5.00% July 1, 2037
370,599	Fannie Mae	370,348
	4.50% October 1, 2036
2,835,425	Fannie Mae	2,978,377
	5.50% May 1, 2036
1,098,427	Fannie Mae	1,168,795
	6.00% February 1, 2036
686,618	Fannie Mae	733,047
	6.00% June 1, 2036
66,104	Freddie Mac	74,460
	7.50% May 1, 2027
2,027,614	Freddie Mac	2,083,162
	5.00% June 1, 2036
788,571	Freddie Mac	836,950
	6.00% April 1, 2038
2,127,084	Freddie Mac	2,261,357
	6.00% August 1, 2037
260,331	Freddie Mac	273,705
	5.00% May 1, 2021
794,838	Freddie Mac	845,013
	6.00% December 1, 2036
1,468,993	Freddie Mac	1,509,238
	5.00% September 1, 2035
638,767	Freddie Mac	669,873
	5.50% May 1, 2037
2,270,274	Freddie Mac	2,409,555
	6.00% June 1, 2038
465,662	Freddie Mac	477,982
	5.00% May 1, 2039
1,801,089	Freddie Mac	1,848,923
	5.00% June 1, 2038
936,104	Freddie Mac	993,560
	5.50% June 1, 2022
1,550,721	Freddie Mac	1,597,419
	4.50% May 1, 2023
344,653	Freddie Mac ‡	365,295
	5.56% March 1, 2037
502,787	Freddie Mac	535,397
	6.00% April 1, 2036
1,417,104	Freddie Mac	1,518,214
	6.50% November 1, 2037
1,497,790	Freddie Mac	1,637,435
	6.50% November 1, 2032
724,455	Freddie Mac	749,581
	5.00% September 1, 2024
550,438	Freddie Mac	580,092
	5.00% August 1, 2018
446,625	Freddie Mac	450,861
	4.00% January 1, 2021
435,106	Freddie Mac	461,812
	5.50% May 1, 2021
617,561	Freddie Mac	649,287
	5.00% April 1, 2021
680,100	Freddie Mac	724,094
	6.00% March 1, 2036
1,640,938	Freddie Mac	1,722,130
	5.50% May 1, 2036
1,091,984	Freddie Mac	1,160,916
	6.00% November 1, 2036
725,665	Freddie Mac	744,865
	5.00% June 1, 2039
2,984,766	Freddie Mac	2,980,414
	4.50% September 1, 2039
4,990,134	Freddie Mac	4,982,857
	4.50% November 1, 2039
1,457,152	Freddie Mac	1,533,349
	5.50% June 1, 2033
616,801	Freddie Mac	620,142
	4.50% August 1, 2033
1,944,376	Freddie Mac	1,941,540
	4.50% March 1, 2039
398,772	Freddie Mac	424,759
	5.50% February 1, 2018
414,913	Freddie Mac	441,954
	5.50% May 1, 2018
503,920	Freddie Mac	518,355
	5.00% July 1, 2034
4,000,000	Freddie Mac	3,861,042
	4.00% December 1, 2039
81,698	Freddie Mac	88,438
	6.50% April 1, 2029
470,971	Freddie Mac	496,534
	5.00% December 1, 2017
1,510,249	Freddie Mac	1,555,729
	4.50% March 1, 2023
1,356,548	Freddie Mac	1,395,703
	4.50% April 1, 2024
1,397,461	Freddie Mac ‡	1,460,207
	4.92% July 1, 2035
2,128,630	Freddie Mac	2,185,163
	5.00% February 1, 2039
465,043	Freddie Mac	477,347
	5.00% April 1, 2039
499,934	Freddie Mac	525,618
	5.00% December 1, 2020
597,078	Freddie Mac ‡	632,563
	6.03% October 1, 2036
521,843	Freddie Mac ‡	553,172
	5.70% November 1, 2036
8,628	Freddie Mac	9,696
	7.50% August 1, 2030
620,983	Freddie Mac ‡	656,877
	5.76% March 1, 2037
1,444,773	Freddie Mac ‡	1,533,079
	5.80% May 1, 2037
605,509	Freddie Mac	638,582
	5.50% June 1, 2027
34,973	Ginnie Mae	39,042
	9.00% January 15, 2017
601,121	Ginnie Mae	632,989
	5.50% December 15, 2035
69,727	Ginnie Mae	77,243
	7.00% July 15, 2025
1,539,803	Ginnie Mae	1,595,661
	5.00% November 15, 2033
40,236	Ginnie Mae	44,734
	9.00% April 15, 2021
656,033	Ginnie Mae	688,349
	5.50% April 15, 2037
574,615	Ginnie Mae	607,547
	5.00% September 15, 2018
34,385	Ginnie Mae	38,685
	7.50% December 15, 2025
997,112	Ginnie Mae II ‡	1,023,793
	4.00% October 20, 2039
1,170,281	Ginnie Mae II	1,242,009
	6.00% January 20, 2036
630,879	Ginnie Mae II	651,176
	5.00% December 20, 2035
1,636,014	Ginnie Mae II	1,718,587
	5.50% February 20, 2036
		$121,092,984

Automobiles --- 0.15%
500,000	DaimlerChrysler NA Holding Corp	548,118
	6.50% November 15, 2013
		$548,118

Banks --- 0.98%
500,000	Bank of America NA	483,163
	6.00% October 15, 2036
1,000,000	US Bancorp	991,263
	2.13% February 15, 2013
500,000	US Bank NA	537,492
	6.38% August 1, 2011
500,000	Wachovia Bank NA	511,138
	4.80% November 1, 2014
500,000	Wells Fargo & Co	462,627
	5.38% February 7, 2035
500,000	Wells Fargo & Co	498,873
	5.13% September 15, 2016
		$3,484,556

Broadcast/Media --- 1.06%
569,000	Comcast Corp	622,609
	6.30% November 15, 2017
500,000	Cox Communications Inc	535,676
	5.45% December 15, 2014
375,000	News America Holdings Inc	437,529
	9.25% February 1, 2013
500,000	News America Inc	540,448
	5.30% December 15, 2014
500,000	Time Warner Cable Inc	584,373
	8.25% February 14, 2014
500,000	Time Warner Inc	547,372
	6.88% May 1, 2012
500,000	Viacom Inc	515,630
	4.38% September 15, 2014
		$3,783,637

Canadian - Federal --- 0.29%
500,000	Export Development Canada	534,529
	4.50% October 25, 2012
500,000	Government of Canada	491,316
	2.38% September 10, 2014
		$1,025,845

Canadian - Provincial --- 0.15%
500,000	Province of Ontario	530,400
	4.38% February 15, 2013
		$530,400

Chemicals --- 0.74%
500,000	Chevron Phillips Chemical Co LLC §	550,011
	7.00% June 15, 2014
1,000,000	EI du Pont de Nemours & Co	1,056,938
	5.25% December 15, 2016
500,000	FMC Corp	496,513
	5.20% December 15, 2019
500,000	Potash Corp of Saskatchewan Inc	537,302
	5.25% May 15, 2014
		$2,640,764

Commercial Mortgage Backed --- 3.80%
500,000	Bear Stearns Commercial Mortgage Securities Inc ‡	510,015
	Series 2003-PWR2 Class A4
	5.19% May 11, 2039
1,330,000	Bear Stearns Commercial Mortgage Securities Inc ‡	1,305,262
	Series 2005-T20 Class A4A
	5.15% October 12, 2042
1,000,000	Greenwich Capital Commercial Funding Corp	1,018,787
	Series GCCFC 2003-C Class A4
	4.92% January 5, 2036
1,250,000	GS Mortgage Securities Corp II	1,131,981
	Series 2005-GG4 Class A4
	4.76% July 10, 2039
1,000,000	GS Mortgage Securities Corp II	968,166
	Series 2005-GG4 Class A4A
	4.75% July 10, 2039
500,000	JP Morgan Chase Commercial Mortgage Securities Corp	505,193
	Series 2005-LDP2 Class ASB
	4.66% July 15, 2042
3,000,000	Morgan Stanley Capital I ‡	2,896,425
	Series 2007-T27 Class A4
	5.65% June 13, 2042
2,000,000	Morgan Stanley Capital I ‡	1,904,414
	Series 2007-T25 Class A3
	5.51% November 12, 2049
1,000,000	Morgan Stanley Capital I ‡	1,018,855
	Series 2005-IQ10 Class AAB
	5.18% September 15, 2042
1,711,795	Salomon Brothers Mortgage Securities VII	1,768,204
	Series 2001-C1 Class A3
	6.43% December 18, 2035
500,000	Wachovia Bank Commercial Mortgage Trust	493,735
	Series 2004-C10 Class A4
	4.75% February 15, 2041
		$13,521,037

Computer Hardware & Systems --- 0.22%
250,000	Hewlett-Packard Co	279,347
	6.13% March 1, 2014
400,000	International Business Machines Corp	510,159
	8.38% November 1, 2019
		$789,506

Conglomerates --- 0.15%
500,000	General Electric Co	528,980
	5.00% February 1, 2013
		$528,980

Cosmetics & Personal Care --- 0.32%
500,000	Avon Products Inc	544,949
	5.63% March 1, 2014
500,000	Estee Lauder Co Inc	580,880
	7.75% November 1, 2013
		$1,125,829

Electric Companies --- 2.60%
500,000	Commonwealth Edison Co	541,508
	6.15% September 15, 2017
500,000	Duke Energy Carolinas LLC	546,994
	5.75% November 15, 2013
500,000	Duke Energy Corp	545,212
	5.30% October 1, 2015
500,000	Enel Finance International SA §	506,089
	3.88% October 7, 2014
500,000	Entergy Louisiana LLC	487,720
	5.40% November 1, 2024
500,000	Jersey Central Power & Light Co	490,809
	6.15% June 1, 2037
500,000	Ohio Power Co	522,400
	4.85% January 15, 2014
500,000	Pacific Gas & Electric Co	522,017
	6.05% March 1, 2034
250,000	PECO Energy Co	268,560
	5.00% October 1, 2014
500,000	Pennsylvania Electric Co	492,441
	5.20% April 1, 2020
493,000	Pnpp II Funding Corp	579,522
	8.83% May 30, 2016
250,000	Potomac Electric Power Co	262,396
	4.65% April 15, 2014
500,000	PPL Electric Utilities Corp	571,534
	7.13% November 30, 2013
683,000	Public Service Co of Oklahoma	678,106
	5.15% December 1, 2019
500,000	Southwestern Electric Power Co	535,520
	6.45% January 15, 2019
500,000	Southwestern Public Service Co	609,470
	8.75% December 1, 2018
500,000	Westar Energy Inc	541,909
	6.00% July 1, 2014
500,000	Wisconsin Electric Power Co	558,319
	6.00% April 1, 2014
		$9,260,526

Electronic Instruments & Equipment --- 0.14%
500,000	Amphenol Corp	500,176
	4.75% November 15, 2014
		$500,176

Engineering & Construction --- 0.15%
500,000	Holcim US Finance Sarl & Cie SCS §	520,446
	6.00% December 30, 2019
		$520,446

Financial Services --- 2.52%
500,000	Bank of America Corp	567,357
	7.38% May 15, 2014
500,000	Bank of America Corp	512,009
	5.75% December 1, 2017
500,000	Bank of America Corp	529,262
	7.40% January 15, 2011
500,000	Bank of New York Mellon Corp	540,547
	6.38% April 1, 2012
1,500,000	BGS CTL	1,442,893
	6.36% June 15, 2033
500,000	BlackRock Inc	537,611
	6.25% September 15, 2017
500,000	Citigroup Inc	441,134
	5.85% December 11, 2034
500,000	Citigroup Inc	503,987
	6.13% November 21, 2017
500,000	Citigroup Inc	482,012
	5.00% September 15, 2014
500,000	CME Group Inc	546,885
	5.75% February 15, 2014
500,000	General Electric Capital Corp	519,870
	5.38% October 20, 2016
250,000	General Electric Capital Corp	254,891
	6.75% March 15, 2032
1,000,000	General Electric Capital Corp	1,024,741
	5.63% May 1, 2018
500,000	JPMorgan Chase & Co	527,382
	5.13% September 15, 2014
500,000	JPMorgan Chase Bank NA	535,337
	6.00% October 1, 2017
		$8,965,918

Food & Beverages --- 1.33%
500,000	Anheuser-Busch Co Inc	489,567
	5.95% January 15, 2033
500,000	Anheuser-Busch InBev Worldwide Inc §	510,130
	5.38% January 15, 2020
500,000	Campbell Soup Co	500,349
	4.50% February 15, 2019
500,000	Coca-Cola Enterprises Inc	579,799
	7.38% March 3, 2014
500,000	Kellogg Co	514,885
	4.45% May 30, 2016
500,000	Kraft Foods Inc	538,865
	6.25% June 1, 2012
500,000	Kroger Co	502,729
	3.90% October 1, 2015
500,000	Safeway Inc	547,230
	6.35% August 15, 2017
500,000	Wal-Mart Stores Inc	533,153
	4.50% July 1, 2015
		$4,716,707

Foreign Banks --- 0.44%
500,000	Barclays Bank PLC	510,906
	5.00% September 22, 2016
500,000	KfW Bankengruppe	534,188
	4.88% January 17, 2017
500,000	KfW Bankengruppe	518,645
	4.63% January 20, 2011
		$1,563,739

Foreign Governments --- 0.39%
500,000	Government of Italy	523,084
	4.50% January 21, 2015
300,000	Government of Italy	339,566
	6.88% September 27, 2023
500,000	Government of Mexico	527,500
	6.75% September 27, 2034
		$1,390,150

Gold, Metals & Mining --- 0.47%
500,000	BHP Billiton Finance USA Ltd	541,326
	5.25% December 15, 2015
500,000	Newmont Mining Corp	500,233
	5.13% October 1, 2019
500,000	Rio Tinto Finance USA Ltd	632,794
	9.00% May 1, 2019
		$1,674,353

Health Care Related --- 0.59%
500,000	Express Scripts	531,301
	5.25% June 15, 2012
500,000	Roche Holdings Inc §	534,918
	5.00% March 1, 2014
500,000	UnitedHealth Group Inc	517,851
	5.00% August 15, 2014
500,000	WellPoint Inc	504,711
	5.25% January 15, 2016
		$2,088,781

Hotels/Motels --- 0.14%
500,000	Hyatt Hotels Corp §	502,997
	5.75% August 15, 2015
		$502,997

Household Goods --- 0.15%
500,000	Procter & Gamble Co	516,384
	5.55% March 5, 2037
		$516,384

Insurance Related --- 1.74%
500,000	Allstate Corp	469,378
	5.35% June 1, 2033
500,000	American International Group Inc	371,258
	6.25% May 1, 2036
500,000	Berkshire Hathaway Finance Corp	537,652
	5.00% August 15, 2013
700,000	First American Corp	672,640
	5.70% August 1, 2014
1,000,000	Hartford Financial Services Group Inc	997,206
	6.30% March 15, 2018
500,000	Lincoln National Corp	492,740
	6.25% February 15, 2020
500,000	MetLife Inc	559,920
	6.75% June 1, 2016
500,000	MetLife Inc	537,514
	6.13% December 1, 2011
500,000	New York Life Insurance Co §	511,335
	6.75% November 15, 2039
500,000	Prudential Financial Inc	517,557
	6.10% June 15, 2017
500,000	Teachers Insurance & Annuity Association of America §	516,869
	6.85% December 16, 2039
		$6,184,069

Investment Bank/Brokerage Firm --- 1.58%
500,000	Bear Stearns Cos Inc	550,167
	5.70% November 15, 2014
500,000	Credit Suisse First Boston USA Inc	544,095
	6.50% January 15, 2012
500,000	Goldman Sachs Capital I	468,129
	6.35% February 15, 2034
500,000	Goldman Sachs Group Inc	527,003
	5.75% October 1, 2016
500,000	Goldman Sachs Group Inc	535,250
	6.15% April 1, 2018
500,000	Jefferies Group Inc	546,564
	8.50% July 15, 2019
500,000	Lehman Brothers Holdings Inc ** @	97,500
	4.80% March 13, 2014
500,000	Merrill Lynch & Co Inc	504,499
	6.05% May 16, 2016
500,000	Morgan Stanley	502,873
	4.75% April 1, 2014
750,000	Morgan Stanley	806,401
	6.00% May 13, 2014
500,000	Morgan Stanley	540,584
	6.63% April 1, 2018
		$5,623,065

Leisure & Entertainment --- 0.08%
250,000	Hasbro Inc	272,187
	6.13% May 15, 2014
		$272,187

Machinery --- 0.60%
500,000	Caterpillar Inc	540,906
	5.70% August 15, 2016
500,000	Deere & Co	499,379
	4.38% October 16, 2019
500,000	Dover Corp	541,507
	4.88% October 15, 2015
500,000	Stanley Works	550,202
	6.15% October 1, 2013
		$2,131,994

Medical Products --- 0.44%
500,000	Baxter International Inc	500,367
	4.50% August 15, 2019
500,000	Beckman Coulter Inc	545,124
	6.00% June 1, 2015
500,000	CareFusion Corp §	525,607
	5.13% August 1, 2014
		$1,571,098

Oil & Gas --- 2.15%
500,000	Cenovus Energy Inc §	516,124
	4.50% September 15, 2014
500,000	ConocoPhillips	510,045
	5.90% October 15, 2032
500,000	Gulfstream Natural Gas System LLC §	552,570
	6.95% June 1, 2016
500,000	Hess Corp	562,530
	7.00% February 15, 2014
250,000	Husky Energy Inc	272,513
	5.90% June 15, 2014
500,000	Marathon Oil Corp	553,082
	6.50% February 15, 2014
500,000	Northwest Pipeline GP	520,998
	7.13% December 1, 2025
500,000	PEMEX Project Funding Master Trust	476,075
	6.63% June 15, 2035
500,000	Questar Market Resources Inc	521,152
	6.80% March 1, 2020
500,000	Shell International Finance BV	500,424
	3.25% September 22, 2015
250,000	Smith International Inc	289,072
	8.63% March 15, 2014
250,000	Sunoco Logistics Partners Operations LP	278,135
	8.75% February 15, 2014
500,000	Total Capital SA	493,820
	3.13% October 2, 2015
500,000	Valero Energy Corp	511,716
	6.13% June 15, 2017
500,000	Valero Energy Corp	514,190
	7.50% April 15, 2032
500,000	XTO Energy Inc	557,516
	7.50% April 15, 2012
		$7,629,962

Other Asset-Backed --- 0.92%
500,000	ACE Securities Corp §	330,394
	Series 2007-D1 Class A2
	6.34% February 25, 2038
140,000	Chase Issuance Trust	148,507
	Series CHAIT2008-A4 Class A4
	4.65% March 15, 2015
750,000	Citibank Credit Card Issuance Trust	800,953
	Series CCCIT2009-A4 Class A4
	4.90% June 23, 2016
967,556	Citigroup Residential Mortgage Trust	795,526
	Series 2006-1 Class A6
	5.84% July 25, 2036
744,173	Countrywide Asset Backed Certificates	319,995
	Series 2006-S8 Class A6
	5.51% April 25, 2036
800,000	Residential Funding Mortgage Securities II Inc	580,750
	Series 2006-HI5 Class A3
	5.50% August 25, 2025
410,000	Residential Funding Mortgage Securities II Inc	283,097
	Series 2006-HI2 Class A3
	5.79% February 25, 2036
		$3,259,222

Paper & Forest Products --- 0.15%
500,000	International Paper Co	515,451
	5.30% April 1, 2015
		$515,451

Personal Loans --- 1.02%
500,000	American Express Co	564,186
	7.25% May 20, 2014
500,000	American Express Co	550,636
	7.00% March 19, 2018
500,000	American General Finance Corp	395,098
	5.85% June 1, 2013
500,000	American Honda Finance Corp §	547,535
	6.70% October 1, 2013
500,000	HSBC Finance Corp	531,762
	6.38% October 15, 2011
500,000	HSBC Finance Corp	524,541
	5.50% January 19, 2016
500,000	HSBC Finance Corp	516,502
	5.00% June 30, 2015
		$3,630,260

Pharmaceuticals --- 0.46%
500,000	Pfizer Inc	546,453
	5.35% March 15, 2015
500,000	Schering-Plough Corp	555,372
	6.00% September 15, 2017
500,000	Wyeth	544,737
	5.50% February 1, 2014
		$1,646,562

Pollution Control --- 0.08%
250,000	Waste Management Inc	277,033
	6.38% March 11, 2015
		$277,033

Printing & Publishing --- 0.15%
500,000	Thomson Reuters Corp	547,356
	5.95% July 15, 2013
		$547,356

Railroads --- 1.07%
500,000	Burlington Northern Santa Fe Corp	567,448
	7.00% February 1, 2014
500,000	Canadian National Railway Co	542,751
	5.85% November 15, 2017
500,000	Canadian Pacific Railway Co	568,274
	7.25% May 15, 2019
500,000	CSX Corp	518,697
	5.60% May 1, 2017
500,000	Norfolk Southern Corp	531,933
	5.75% January 15, 2016
500,000	Union Pacific Corp	532,299
	5.38% May 1, 2014
500,000	Union Pacific Corp	537,660
	6.63% February 1, 2029
		$3,799,062

Real Estate --- 0.15%
500,000	ProLogis	522,860
	7.63% August 15, 2014
		$522,860

Retail --- 0.29%
478,679	CVS Caremark Corp §	522,005
	7.77% January 10, 2012
500,000	Home Depot Inc	523,430
	5.40% March 1, 2016
		$1,045,435

Specialized Services --- 0.14%
500,000	Equifax Inc	502,509
	4.45% December 1, 2014
		$502,509

Supranationals --- 0.15%
500,000	European Investment Bank	544,338
	5.13% September 13, 2016
		$544,338

Telephone & Telecommunications --- 1.42%
500,000	ALLTEL Corp	564,176
	7.00% March 15, 2016
500,000	AT&T Inc	537,121
	5.63% June 15, 2016
500,000	Cellco Partnership/Verizon Wireless Capital LLC	574,333
	7.38% November 15, 2013
500,000	Deutsche Telekom International Finance BV	643,055
	8.25% June 15, 2030
1,000,000	Rogers Communications Inc	1,119,923
	6.80% August 15, 2018
500,000	Telecom Italia Capital SA	541,947
	6.18% June 18, 2014
500,000	Verizon New Jersey Inc	532,721
	5.88% January 17, 2012
500,000	Vodafone Group PLC	531,084
	5.63% February 27, 2017
		$5,044,360

Transportation --- 0.15%
500,000	Ryder System Inc	543,881
	7.20% September 1, 2015
		$543,881

U.S. Governments --- 24.86%
1,000,000	United States of America	994,688
	2.00% November 30, 2013
2,000,000	United States of America	2,030,782
	3.88% May 15, 2018
2,000,000	United States of America	2,045,468
	2.50% March 31, 2013
1,600,000	United States of America	1,569,626
	1.75% January 31, 2014
1,000,000	United States of America	1,001,328
	0.88% April 30, 2011
500,000	United States of America	488,125
	1.75% March 31, 2014
2,000,000	United States of America	2,005,782
	1.38% February 15, 2012
2,400,000	United States of America	2,380,313
	3.50% February 15, 2018
5,100,000	United States of America	5,531,108
	4.88% June 30, 2012
800,000	United States of America	851,813
	4.50% November 30, 2011
1,000,000	United States of America	1,064,883
	4.63% October 31, 2011
1,000,000	United States of America	1,085,078
	4.75% August 15, 2017
2,000,000	United States of America	2,114,844
	3.63% December 31, 2012
2,200,000	United States of America	2,340,936
	3.88% October 31, 2012
2,000,000	United States of America	2,138,124
	4.13% August 31, 2012
500,000	United States of America	489,726
	1.88% April 30, 2014
2,000,000	United States of America	1,985,312
	2.38% August 31, 2014
1,000,000	United States of America	983,125
	3.63% August 15, 2019
1,500,000	United States of America	1,502,284
	1.00% July 31, 2011
500,000	United States of America	497,656
	1.38% September 15, 2012
2,000,000	United States of America	1,925,468
	2.75% November 30, 2016
1,000,000	United States of America	1,000,508
	1.00% August 31, 2011
500,000	United States of America	494,570
	2.38% October 31, 2014
2,000,000	United States of America	2,008,124
	1.13% June 30, 2011
750,000	United States of America	753,106
	3.25% May 31, 2016
2,250,000	United States of America	2,130,820
	3.13% May 15, 2019
1,000,000	United States of America	1,000,000
	1.38% May 15, 2012
2,000,000	United States of America	2,021,876
	1.88% June 15, 2012
1,000,000	United States of America	1,001,797
	3.25% July 31, 2016
1,500,000	United States of America	1,507,500
	2.63% July 31, 2014
1,500,000	United States of America	1,504,337
	3.25% June 30, 2016
2,000,000	United States of America	2,199,376
	4.88% August 15, 2016
600,000	United States of America	761,531
	6.88% August 15, 2025
800,000	United States of America	955,500
	6.25% August 15, 2023
500,000	United States of America	641,250
	7.13% February 15, 2023
900,000	United States of America	1,099,125
	6.38% August 15, 2027
700,000	United States of America	773,500
	5.38% February 15, 2031
1,300,000	United States of America	1,588,031
	6.25% May 15, 2030
900,000	United States of America	1,072,125
	6.13% November 15, 2027
400,000	United States of America	518,188
	7.25% August 15, 2022
300,000	United States of America	415,734
	8.50% February 15, 2020
500,000	United States of America	672,969
	8.13% August 15, 2019
1,350,000	United States of America	1,671,153
	7.25% May 15, 2016
600,000	United States of America	846,375
	8.75% May 15, 2020
1,650,000	United States of America	2,246,836
	8.00% November 15, 2021
1,750,000	United States of America	2,393,946
	8.13% May 15, 2021
400,000	United States of America	565,875
	8.75% August 15, 2020
900,000	United States of America	886,500
	4.50% February 15, 2036
500,000	United States of America	535,156
	4.25% August 15, 2015
2,400,000	United States of America	2,550,749
	4.00% February 15, 2015
500,000	United States of America	550,156
	4.75% May 15, 2014
2,100,000	United States of America	2,274,071
	4.50% November 15, 2015
1,000,000	United States of America	1,062,617
	5.13% June 30, 2011
500,000	United States of America	528,262
	4.88% May 31, 2011
2,000,000	United States of America	2,087,578
	4.50% February 28, 2011
1,500,000	United States of America	1,603,945
	4.00% February 15, 2014
1,000,000	United States of America	957,188
	4.38% November 15, 2039
1,250,000	United States of America	1,172,656
	4.25% May 15, 2039
500,000	United States of America	510,938
	4.75% February 15, 2037
1,800,000	United States of America	1,919,250
	5.00% August 15, 2011
1,550,000	United States of America	1,672,546
	4.25% August 15, 2013
1,000,000	United States of America	1,075,859
	4.38% August 15, 2012
2,000,000	United States of America	2,152,032
	4.88% February 15, 2012
		$88,410,124

Utilities --- 0.47%
500,000	EQT Corp	577,687
	8.13% June 1, 2019
500,000	Kansas Gas & Electric Co §	555,655
	6.70% June 15, 2019
500,000	ONEOK Inc	528,834
	7.13% April 15, 2011
		$1,662,176

TOTAL BONDS --- 97.59%		$347,035,323
(Cost $337,938,328)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,083,750	BNP Paribas Securities Corp	1,083,750
	Repurchase Agreement
	0.01% January 4, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 0.31%		$1,083,750
(Cost $1,083,750)

OTHER ASSETS & LIABILITIES --- 2.10%		$7,483,032

TOTAL NET ASSETS --- 100%		$355,602,105
(Cost $339,022,078)

Legend

†	A portion or all of the security is on loan at December 31, 2009.
‡	Represents the current interest rate for variable rate security.
§	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
**	Security in default at December 31, 2009.
@	Security in bankruptcy at December 31, 2009.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See notes to financial statements.

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund’) is organized under Maryland law, and is governed by the Board of Directors (the “Board”).  The Board is responsible for overall management of the Fund’s business affairs.  The Board meets regularly to review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs.  The Board elects the Fund’s officers.  The business address of each Director and officer is 8515 E. Orchard Road, Greenwood Village, Colorado 80111.  Each Director and officer oversees 54 portfolios, each of which is a series of the Fund.  The following table provides information about each of the Directors and officers of the Fund.

Independent Directors*
Name (Year of Birth) Year Elected	Principal Occupation(s) During Past Five Years and Directorships of Other Public Companies
Sanford Zisman (1939) 1982	Attorney, Law Firm of Zisman,& Ingraham, P.C.
Richard P. Koeppe (1931) 1987	Retired educator
Gail H. Klapper (1943) 2007	Director, Guaranty Bancorp; Managing Attorney, Klapper Law Firm; Member, The Colorado Forum
*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

Interested Directors*
Name (Year of Birth) Year Elected	Principal Occupation(s) During Past Five Years and Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)
President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008
Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”).

Interested Officers*
Name (Year of Birth) Title Year Elected	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President 2008
President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers (1967) Treasurer and Investment Operations Compliance Officer 2008
Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Treasurer and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Secretary and Chief Compliance Officer 1997
Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, MCM and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC

*An “Interested Officer” refers to an officer who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Remuneration Paid to Directors
The Fund pays no salaries or compensation to any of the Interested Directors or Officers.  The chart below sets forth the total compensation paid to the Independent Directors during the Fund’s most recently completed fiscal year.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$67,700	0	0	$67,700
S. Zisman	$64,000	0	0	$64,000
G.H. Klapper	$67,700	0	0	$67,000

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to:  Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129.  The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Approval of Sub-Advisory Agreements for Maxim Putnam High Yield Bond Portfolio and Maxim MFS International Value Portfolio
The Board of Directors (“Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on August 11, 2009, approved a new Sub-Advisory Agreement among the Fund, GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and Massachusetts Financial Services Company (“MFS”) with respect to the Maxim MFS International Value Portfolio (formerly, the Maxim Bernstein International Equity Portfolio).  At a meeting held on April 23, 2009, the Board, including the Independent Directors, approved a new Sub-Advisory Agreement among the Fund, MCM and Putnam Investment Management, LLC (“Putnam”) with respect to the Maxim Putnam High Yield Bond Portfolio (formerly, the Maxim High Yield Bond Portfolio).  These Sub-Advisory Agreements are collectively referred to as the “Agreements,” and Putnam and MFS are collectively referred to as the “Sub-Advisers.”

Pursuant to the Investment Advisory Agreement between the Fund and MCM, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

The Fund operates under a manager-of-managers structure pursuant to an exemptive order issued by the United States Securities and Exchange Commission (the “SEC”), which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval, subject to certain conditions.  The Sub-Advisory Agreement with MFS was approved by the Board without shareholder approval in accordance with the terms of the exemptive order.  The relief granted by the exemptive order, however, does not extend to a sub-adviser that is an affiliated person of the Fund or MCM, other than by reason of serving as a sub-adviser to one or more of the Fund’s portfolios.  Because Putnam is, or could be deemed to be, an affiliated person of MCM by virtue of being under common control with MCM, the Sub-Advisory Agreement with Putnam was approved by the Board subject to shareholder approval.  The Sub-Advisory Agreement was subsequently approved by shareholders at a special meeting of shareholders held on July 31, 2009.

Under the manager-of-managers structure, MCM is also responsible for monitoring and evaluating the performance of the sub-advisers and for recommending the hiring, termination and replacement of sub-advisers to the Board.  Pursuant to the Agreements, each of Putnam and MFS, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.

In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Prior to approving the Agreements, MCM, at the request of the Board, conducted a thorough search for replacement sub-advisers for the Portfolios.  The Board requested that MCM conduct the search for replacement sub-advisers as a result of poor investment performance of the Portfolios under the management of the then current sub-advisers.  Requests for Proposals were sent to more than 20 potential replacement sub-advisers for each Portfolio.  MCM received more than 15 proposals for each Portfolio.  MCM then analyzed the proposals using various fund analytics and conducted additional research to narrow the list of potential replacement sub-advisers.  The MCM Investment Committee then interviewed the potential replacement sub-advisers in person.  Based on those interviews and the totality of information made available to it, MCM then recommended to the Board that the Sub-Advisers be selected as the new sub-advisers for the Portfolios.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to the Portfolios by the Sub-Advisers.  Among other things, the Board considered each Sub-Adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio.  The Board also considered each Sub-Adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures.  In addition, the Board considered each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Portfolios by the Sub-Advisers.

Investment Performance
The Board reviewed information regarding the investment performance of similar funds currently managed by Putnam and MFS as well as similar funds managed by other companies and the peer groups for the applicable asset classes.   With regard to the Maxim MFS International Value Portfolio, the Board also reviewed information regarding the investment performance of the Portfolio as managed by its previous sub-adviser, AllianceBernstein LLP (“Bernstein”), and as compared against various benchmarks.  The performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008 for Putnam and MFS, to the extent applicable, risk weighted performance measures, and each Portfolio’s Morningstar category and overall ratings.

The Board noted the investment returns of the similarly managed Putnam High Yield Advantage Fund (Class Y) exceeded those of the Maxim Putnam High Yield Bond Portfolio over the 1-, 3-, and 5-year periods and also exceeded the returns of the Morningstar High Yield Bond Category Average over the 1-, 3-, 5- and 10-year periods.  Based on the information provided, the Board concluded that it was satisfied with the performance of Putnam as compared against various benchmarks, as well as against similar funds managed by other companies and against the peer group for the asset class.

Based on the information provided, the Board concluded that the Maxim MFS International Value Portfolio, as managed by Bernstein, underperformed as compared against various benchmarks, as well as against similar funds currently managed by MFS and other companies, and the peer group for the applicable asset class.

Profitability and Other Benefits to Putnam and MFS
The Board did not consider profitability information with respect to the Sub-Advisers. The Sub-Advisers’ separate profitability apart from their relationship with the Fund was not a material factor in determining whether to approve the Agreements.

The Board considered potential “fall-out” or ancillary benefits that could be received by the Sub-Advisers as a result of their relationship with the Fund, and noted that such benefits could include, among other, benefits directly attributable to their relationship with the Fund (such as soft-dollar credits, which are credits obtained with portfolio brokerage commissions that are used to purchase research products and services from brokers) and benefits potentially derived from an increase in the Sub-Advisers’ business as a result of their relationship with the Fund.  The Board concluded that other ancillary benefits that the Sub-Advisers and their affiliates could receive were not unreasonable.

Economies of Scale
The Board considered the expense ratio of each Portfolio and noted that the overall expenses of the Portfolios would remain the same under the Agreements.  The Board did not review specific information regarding anticipated economies of scale with respect to the management of the Portfolios because it regards that information as less relevant at the sub-adviser level.  The Board reviews information regarding potential economies of scale at its annual meeting when considering the renewal of the MCM Investment Advisory Agreement and the Fund’s various sub-advisory agreements.

Management Fees and Expenses
The Board considered and reviewed the current management fees and expenses for the Portfolios together with the proposed sub-advisory fees, noting that, because the sub-advisory fees are paid out of the management fees that MCM receives from the Portfolios, there would be no change in the level of management fees paid by shareholders of the Portfolios as a result of a change of sub-advisers.  The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to the Portfolios, noting that the new sub-advisory fees would be lower.  The Board was aware that, because the new sub-advisory fees are lower, MCM will retain a greater portion of the management fees paid by shareholders as a result of a change of sub-advisers.

In evaluating the management and sub-advisory fees, the Board considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolios.  Regarding Maxim MFS International Value Portfolio, the Board also considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by MFS.

Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds.  The Board also concluded that the expense ratio for the Maxim Putnam High Yield Bond Portfolio was near the median expense ratio for its Morningstar fund category.  Regarding the Maxim MFS International Value Portfolio, the Board concluded that the Portfolio’s expense ratio was generally near or below the median expense ratio for its Morningstar fund category.

Availability of Quarterly Portfolio Schedule
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.                            CODE OF ETHICS.

(a)
As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)
Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.                            AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees.  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $315,080 for fiscal year 2008 and $390,120 for fiscal year 2009.

(b)
Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2008 and $79,500 for fiscal year 2009.  The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)
Tax Fees.  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $138,345 for fiscal year 2008 and $144,625 for fiscal year 2009.  The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)
All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)      (1)      Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.  The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.  The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.  The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4  The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)
100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2008 equaled $3,004,438 and for fiscal year 2009 equaled $985,800.

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

ITEM 5.                           AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail H. Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.                           INVESTMENTS.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.                         CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                         EXHIBITS.

(a)              (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 22, 2010

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer and Investment Operations Compliance Officer

Date:	February 22, 2010